Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 23, 2015
Document Creation Date	dei_DocumentCreationDate	Jul. 23, 2015